Note 18 - Acquisition of Assets from Siemens (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
A$
Intangible assets - distribution rights 1	12,013,658
Inventory	368,840
Total identifiable assets acquired	12,382,498
Deferred income tax liability on intangible assets 1	4,358,338
16,740,836
Less: Deferred income tax liability on intangible assets	4,358,338
Contingent consideration	2,213,042
Consideration paid in September 2019	10,169,456

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Intangible assets - gross	16,371,996	16,371,996
Less accumulated amortization	(2,084,605)	(443,819)
Total intangible assets - net	14,287,391	15,928,177